Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Critical accounting estimates and judgments [line items]
Impairment losses on goodwill	¥ 8,032	¥ 0	¥ 126,151
Provision	333,301	231,319	247,344
Net assets of retirement benefits	478,072	503,050
Deferred tax assets	63,176	58,080
Net total of deferred tax liabilities	202,591	622,259
Allowance for loan losses	1,102,522	979,000
Impairment losses on other intangible assets	1,551	9,648	9,368
Impairment losses on property, plant and equipment	5,461	4,168	31,617
Credit risk exposure on borrowings	387,253,951	372,678,085
Russian Borrowers [member]
Critical accounting estimates and judgments [line items]
Allowance for loan losses	101,524
Credit risk exposure on borrowings	237,000
High interest rates in foreign countries [member] | Foreign countries [member]
Critical accounting estimates and judgments [line items]
Additional allowance for credit losses due to changes in interest rate	40,550
Changes in the domestic business environment [member] | Country of domicile [member]
Critical accounting estimates and judgments [line items]
Additional allowance for credit losses due to changes in interest rate	16,398
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 209,659	¥ 120,864	¥ 128,234
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%